Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (93)	$ 589	$ 157
Net unrealized gains (losses) on:
Net unrealized gains (losses) on non-credit impaired available-for-sale securities	(28)	20	(12)
Retirement plan liabilities adjustments	(9)	(50)	18
Foreign currency translation adjustments	(6)	0	(1)
Net unrealized (gains) losses on:
Net unrealized (gains) losses on non-credit impaired available-for-sale securities	10	(7)	4
Retirement plan liabilities adjustments	3	17	(6)
Foreign currency translation adjustments	2	0	0
Other comprehensive income (loss), net of tax, before reclassification adjustments	(28)	(20)	3
Reclassification adjustments included in net income (loss):
Net realized gains on available-for-sale securities	(12)	(8)	(3)
Income tax effect:
Net realized gains on available-for-sale securities	4	3	1
Reclassification adjustments included in net income (loss), net of tax	(8)	(5)	(2)
Other comprehensive income (loss), net of tax	(36)	(25)	1
Comprehensive income (loss)	(129)	564	158
Comprehensive income attributable to non-controlling interests	127	126	149
Comprehensive income (loss) attributable to OneMain Holdings, Inc.	$ (256)	$ 438	$ 9